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                                              [LINCOLN FINANCIAL GROUP(R) LOGO]
                                                                  LINCOLN LIFE
                                                                LAW DEPARTMENT
                                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                             ONE GRANITE PLACE
                                                  CONCORD, NEW HAMPSHIRE 03301

                                                         FREDERICK C. TEDESCHI
                                                            VICE PRESIDENT AND
                                                     ASSOCIATE GENERAL COUNSEL
                                                           Phone: 603-226-5105
                                                             Fax: 603-226-5448
                                                    FREDERICK.TEDESCHI@LFG.COM

VIA EDGARLINK

August 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re: Lincoln Life Flexible Premium Variable Life Account M of The Lincoln National Life Insurance Company
          Registration Statement on Form N-6

Dear Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Flexible Premium Variable Life Account M (the "Account") transmitted for filing is a Registration Statement on Form N-6 of the Account under the Securities Act of 1933 Act and under the Investment Company Act of 1940 (the "Registration Statement").

The design of the variable universal life insurance product being registered is virtually identical to an existing variable universal life insurance product and, therefore, the prospectus and statement of additional information for the new variable universal life insurance product is virtually identical to the variable universal life product registered with the Commission under File No. 333-139960. A copy of the prospectus and statement of additional information marked to reflect the changes, a memorandum of changes, and a request for selective review will be forwarded under separate cover.

Please contact me at (603) 226-5105 with any questions.

Sincerely,

/s/ Frederick C. Tedeschi
Frederick C. Tedeschi